INCOME PER SHARE (Tables)	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Summary of computation of basic and diluted net income per share attribute to ordinary shareholders after stock split

The following table sets forth the computation of basic and diluted net income per share attribute to ordinary shareholders after the stock split:

	Year Ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Net income attributable to ordinary shareholders – basic and diluted	527,747	252,883	472,086
Weighted average number of ordinary shares outstanding – basic and diluted	210,409,863	216,100,000	216,100,000
Basic and diluted net income per share	2.51	1.17	2.18